Commitments and Contingencies (Details Narrative)																6 Months Ended		12 Months Ended
	May 18, 2016 USD ($)	Apr. 08, 2016 USD ($)	Mar. 11, 2016 USD ($)	Jul. 29, 2015 USD ($) $ / shares shares	Jul. 28, 2015 USD ($) Chargers	Jun. 26, 2015 USD ($)	May 19, 2015 USD ($) Chargers	Mar. 24, 2015 USD ($) shares	Mar. 15, 2015 USD ($)	Mar. 05, 2015 USD ($)	Dec. 23, 2014 USD ($)	Aug. 07, 2014 USD ($)	Jan. 31, 2014 USD ($)	Apr. 01, 2012 USD ($)	Mar. 01, 2012 USD ($)	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Apr. 02, 2015 USD ($)
Operating Leased Assets [Line Items]
Term of future office lease															39 months
Operating leases, rent expense														$ 2,500	$ 12,000
Lease payments																		$ 755,000
Monthly lease payments																		20,000
Rent expense														$ 92,000	$ 468,000	$ 170,991	$ 229,244	$ 472,744	$ 408,649
Percentage of employment agreement description								The stock awards are payable 50% upon the signing of the employment agreement and 50% upon the one year anniversary of the employment agreement.
Fair value of the stock awards								$ 1,750,000
Fair value of the stock awards recognized								875,000
Fair value of stock awards for over the one year service period								$ 875,000
Options to purchase aggregate stock | shares																130,000		1,190,000	3,198,000
Options on modification																		$ 192,147
Value of original options																		$ 47,536
Stock option exercise prices | $ / shares
Option modification expense																		$ 47,536
Paid initiation fees						$ 83,000
Litigation settlement amount	$ 172,645	$ 178,893			$ 737,425				$ 5,000	$ 10,000		$ 112,500	$ 15,000
Number of charging cables | Chargers					6,500
Security interest										$ 40,000
Company repaid settlement amount																		$ 50,000
Nissan North America [Member]
Operating Leased Assets [Line Items]
Value of chargers in the aggregate amount																				$ 462,552
Purchase Agreement [Member]
Operating Leased Assets [Line Items]
Number of chargers pruchased during period | Chargers							15,000
Number of chargers deliverd | Chargers							15,000
Minimum [Member] | Purchase Agreement [Member]
Operating Leased Assets [Line Items]
Value of chargers in the aggregate amount							$ 10,300,000
Maximum [Member] | Purchase Agreement [Member]
Operating Leased Assets [Line Items]
Value of chargers in the aggregate amount							$ 16,500,000
Series A Convertible Preferred Stock [Member]
Operating Leased Assets [Line Items]
Number of stock received during period | shares								1,000,000
Series C Convertible Preferred Stock [Member]
Operating Leased Assets [Line Items]
Number of stock received during period | shares								1,500
Litigation settlement amount			$ 650,040
Common Stock [Member]
Operating Leased Assets [Line Items]
Number of stock received during period | shares								1,500,000
Mr. Farkas [Member]
Operating Leased Assets [Line Items]
Officers compensation paid in cash											$ (20,000)
Officers compensation											$ (40,000)
Mr. Feintuch [Member]
Operating Leased Assets [Line Items]
Officers compensation								$ 250,000
Options to purchase aggregate stock | shares																		1,495,665
Option expiration date																		Mar. 24, 2018
Employment agreement description																		In the event of a sale of the Company within one year of July 24, 2015, Mr. Farkas shall be entitled to receive an incentive payment equal to 1% of the gross sale price; (ii) in satisfaction of amounts previously owed to Mr. Farkas, the Company is to issue 4,444 shares of Series C Convertible Preferred stock valued at $400,000 (of which, as of September 30, 2015, 4,000 shares had been issued by the Company and the value of the remaining 444 shares is included within accrued expenses on the condensed consolidated balance sheet); and (iii) all outstanding options and warrants shall vest immediately.
Mr. Feintuch [Member] | Minimum [Member]
Operating Leased Assets [Line Items]
Stock option exercise prices | $ / shares																		$ 1.00
Mr. Feintuch [Member] | Maximum [Member]
Operating Leased Assets [Line Items]
Stock option exercise prices | $ / shares																		$ 1.46
Mr. Michael J. Calise [Member]
Operating Leased Assets [Line Items]
Officers compensation				$ 275,000														$ 55,000
Fair value of the stock awards																		$ 75,000
Option expiration percentage				25.00%
Signing bonus | shares																		220,588
Compensation cash payment																		$ 25,000
Performance bonus																		$ 100,000
Vesting percentage																		100.00%
Mr. Michael J. Calise [Member] | Option One [Member]
Operating Leased Assets [Line Items]
Options to purchase aggregate stock | shares				3,584,400
Stock option exercise prices | $ / shares				$ 0.70
Mr. Michael J. Calise [Member] | Option Two [Member]
Operating Leased Assets [Line Items]
Options to purchase aggregate stock | shares				1,588,016
Stock option exercise prices | $ / shares				$ 1.00
Mr. Michael J. Calise [Member] | Option Three [Member]
Operating Leased Assets [Line Items]
Options to purchase aggregate stock | shares				26,422
Stock option exercise prices | $ / shares				$ 1.50
Mr. Michael J. Calise [Member] | Option Four [Member]
Operating Leased Assets [Line Items]
Options to purchase aggregate stock | shares				287,970
Stock option exercise prices | $ / shares				$ 2.00
Mr. Michael J. Calise [Member] | Option Five [Member]
Operating Leased Assets [Line Items]
Options to purchase aggregate stock | shares				1,500
Stock option exercise prices | $ / shares				$ 3.00
Extended Period August 01, 2015 [Member]
Operating Leased Assets [Line Items]
Operating leases, rent expense																		$ 13,928
Extended Period September 30, 2018 [Member]
Operating Leased Assets [Line Items]
Operating leases, rent expense																		20,000
Rent expense																		755,000
Extended Period April 30, 2016 [Member]
Operating Leased Assets [Line Items]
Operating leases, rent expense																		$ 3,009